OTHER GAINS AND LOSSES—NET (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Realized (losses) / gains on derivatives	€ 23.0	€ (19.0)	€ 12.0	€ (23.0)
Unrealized gains / (losses) on derivatives at fair value through profit and loss—net	3.0	(20.0)	0.0	(28.0)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	0.0	(1.0)	2.0	0.0
Restructuring costs	(3.0)	0.0	(3.0)	0.0
Losses on disposal	0.0	0.0	(1.0)	(6.0)
Other	1.0	(1.0)	1.0	1.0
Total other gains and losses - net	€ 24.0	€ (41.0)	11.0	(56.0)
Proceeds from sale of subsidiary				€ 0.3
Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Losses on disposal			€ 5.0